Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Leases

The future minimum lease payments under non-cancellable operating leases, prior to the adoption of IFRS 16, as at December 31, were as follows:

	2018	2017

Not later than one year	62	47
Later than one year but not more than 5 years	288	244
More than 5 years	483	478
	833	769

Schedule of Minimum Guarantees Relating to Service, Majority Relate to Minimum Royalty Payments Associated with License Agreements for the use of Licensed Content

The Group is subject to the following minimum guarantees relating to the content on its service, the majority of which relate to minimum royalty payments associated with its license agreements for the use of licensed content, as at December 31:

	2019	2018	2017
	(in € millions)
Not later than one year	657	548	1,060
Later than one year but not more than 5 years	383	152	635
	1,040	700	1,695